MERRILL LYNCH
                                                        RETIREMENT
                                                        RESERVES
                                                        MONEY FUND

                                                        Merrill Lynch
                                                        Retirement Series Trust

                                [GRAPHIC OMITTED]

                                               STRATEGIC
                                                        Performance

                                                        Annual Report
                                                        October 31, 1998

Merrill Lynch Retirement Reserves Money Fund                    October 31, 1998

DEAR SHAREHOLDER

For the year ended October 31, 1998, Merrill Lynch Retirement Reserves Money Fund's Class I Shares had a net annualized yield of 5.33%.* For the six-month period ended October 31, 1998, the Fund's Class I Shares had a net annualized yield of 5.20%.* Since inception (October 5, 1998) through October 31, 1998, the Fund's Class II Shares had a net annualized yield of 5.16%. The Fund's Class I and Class II Shares' 7-day yields as of October 31, 1998 were 4.76% and 4.67%, respectively.

The average portfolio maturity for Merrill Lynch Retirement Reserves Money Fund at October 31, 1998 was 75 days, compared to 73 days at April 30, 1998.

The Environment

Concerns over the prospects for the worldwide economy spilled over into the US stock market during the six months ended October 31, 1998. The increased volatility in US share prices reflected the deteriorating outlook for corporate profits amid signs of a weakening US economy. The uncertain economic picture and the resulting flight to quality by investors pushed the 30-year US Treasury bond to record low yields. In contrast, corporate bonds, mortgage-backed securities and emerging market's debt underperformed Treasury securities by a wide margin. The leverage/derivatives-related problems of a major hedge fund and possible impeachment of President Clinton further heightened investor uncertainties, as did Russia's devaluation and effective repudiation of its debt in August. A one-quarter point cut in the Federal Funds rate in late September did not restore investor confidence. However, when the Federal Reserve Board cut the Federal Funds rate another quarter point in October, a rally in stock and bond prices ensued.

For the six-month period ended October 31, 1998, Merrill Lynch Retirement Reserves Money Fund had a modestly aggressive average life. As the period progressed, we believed the global crisis could filter into the US domestic economy. Consequently, we maintained our longer interest rate exposure by holding fewer overnight positions and by increasing our commitments to longer-dated US Treasury and Federal agency issues.

As long as worldwide economic prospects appear fragile, it is likely that stock and bond market volatility will continue. For the overall global economy, the deepening recession in Japan is of great concern as are the difficulties in emerging economies such as Russia and Brazil. Investors are waiting to see whether the recently implemented reforms in Japan will be successful in stabilizing, and ultimately resolving, the problems of the banking system. Positive developments in Japan, combined with continued monetary easing on the part of the Federal Reserve Board, would likely provide an important element of stability to the volatile investment environment.

The Fund's portfolio composition at the end of the October period and as of our last report is detailed below:

--------------------------------------------------------------------------------
                                              10/31/98           4/30/98
--------------------------------------------------------------------------------
Bank Notes.............................          7.7%              9.8%
Certificates of Deposit................          1.5               4.0
Certificates of Deposit--European......          1.7               1.2
Certificates of Deposit--Yankee........          6.6               6.8
Commercial Paper ......................         43.6              48.2
Corporate Notes........................         12.9              11.3
Funding Agreements.....................          0.7               0.6
Master Notes...........................          1.1               1.3
Repurchase Agreements..................           --               2.1
US Government, Agency &
  Instrumentality Obligations--
  Discount Notes.......................         12.9               0.9
US Government, Agency &
  Instrumentality Obligations--
  Non-Discount Notes...................         12.0              14.8
Liabilities in Excess of Other Assets..         (0.7)             (1.0)
                                               -----             -----
Total..................................        100.0%            100.0%
                                               =====             =====
--------------------------------------------------------------------------------

In Conclusion

We appreciate your continued interest in Merrill Lynch Retirement Reserves Money Fund, and we look forward to assisting you with your financial needs in the months and years ahead.

Sincerely,


/s/ Arthur Zeikel

Arthur Zeikel
President


/s/ John Ng

John Ng
Vice President and Portfolio Manager

December 7, 1998

* Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.

Merrill Lynch Retirement Reserves Money Fund                    October 31, 1998

PROXY RESULTS

During the year ended October 31, 1998, Merrill Lynch Retirement Reserves Money Fund (the "Fund") shareholders voted on the following proposals. Proposals 1-3 were approved at a shareholders' meeting on January 28, 1998. A quorum has not been reached with respect to Proposal 4. Accordingly, the existing investment restrictions will continue as the investment restrictions relating to the Fund. The description of each proposal and number of shares voted are as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                                          Shares Voted       Shares Withheld
                                                                                               For             From Voting
------------------------------------------------------------------------------------------------------------------------------------
1.To elect members of the Board of Trustees:    Joe Grills                               10,896,050,102        200,777,601
                                                Walter Mintz                             10,893,195,041        203,632,662
                                                Robert S. Salomon Jr.                    10,879,692,998        217,134,705
                                                Melvin R. Seiden                         10,895,396,395        201,431,308
                                                Stephen B. Swensrud                      10,881,793,313        215,034,390
                                                Arthur Zeikel                            10,896,698,946        200,128,757

------------------------------------------------------------------------------------------------------------------------------------
                                                                                     Shares Voted     Shares Voted     Shares Voted
                                                                                          For            Against          Abstain
------------------------------------------------------------------------------------------------------------------------------------
2.To ratify the selection of Deloitte & Touche LLP as the Trust's
  independent auditors for the current fiscal year.                                 10,810,143,210     104,940,411      181,744,083
------------------------------------------------------------------------------------------------------------------------------------
3.To consider and act upon a proposal to amend the Declaration of the Trust to permit the issuance of multiple classes of shares of the Fund, as well as
  any other series of the Trust created in the future.                               9,671,117,957     838,841,020      586,868,726
------------------------------------------------------------------------------------------------------------------------------------
4.To consider and act upon proposals to amend certain of the Fund's fundamental investment restrictions with respect to:
     (A) investment in other investment companies.                                   3,940,514,840     640,751,136      392,212,533
     (B) short sales of securities.                                                  3,680,710,815     855,932,291      436,835,403
     (C) purchase of restricted securities.                                          3,518,890,919   1,017,787,378      436,800,212
     (D) investment in real estate and in commodities.                               3,713,707,198     871,157,513      388,613,797
------------------------------------------------------------------------------------------------------------------------------------

Merrill Lynch Retirement Reserves Money Fund                    October 31, 1998

SCHEDULE OF INVESTMENTS                                           (in Thousands)

                             Face     Interest     Maturity         Value
Issue                       Amount      Rate*        Date         (Note 1a)
--------------------------------------------------------------------------------
Bank Notes--7.7%
--------------------------------------------------------------------------------
American Express          $ 30,000     5.366+%      2/12/99       $ 30,000
Centurion Bank              31,000     5.358+       3/19/99         31,000
                            39,000     5.358+       3/19/99         39,000
                            50,000     5.325+       4/05/99         50,000
--------------------------------------------------------------------------------
Comerica Bank,              64,500     5.285+       2/02/99         64,494
Detroit                     35,500     5.338+       2/09/99         35,495
--------------------------------------------------------------------------------
FCC National Bank           22,000     5.05+        2/23/99         21,995
                            78,000     5.06+        5/12/99         77,976
--------------------------------------------------------------------------------
First National Bank         28,000     5.05+        2/23/99         27,994
of Chicago
--------------------------------------------------------------------------------
First of America            35,800     6.00         3/23/99         35,903
Bank N.A.
--------------------------------------------------------------------------------
First Tennessee             38,000     5.65         3/02/99         38,052
Bank N.A.                    5,000     5.82         4/30/99          5,017
                            22,500     5.454+       6/09/99         22,479
--------------------------------------------------------------------------------
First Union                 44,000     5.17+        8/30/99         44,000
National Bank              145,000     5.17+        9/01/99        145,000
--------------------------------------------------------------------------------
Fleet National             150,000     5.05+        5/11/99        149,946
Bank N.A.
--------------------------------------------------------------------------------
NationsBank N.A.           100,000     5.07+        4/30/99         99,976
                            95,000     5.08+        8/24/99         94,970
--------------------------------------------------------------------------------
Old Kent Bank               22,300     5.06+        6/30/99         22,291
--------------------------------------------------------------------------------
SouthTrust Bank,            40,000     5.08+        3/25/99         39,994
N.A.
--------------------------------------------------------------------------------
Total Bank Notes (Cost--$1,075,450) ..........................   1,075,582
--------------------------------------------------------------------------------
Certificates of Deposit--1.5%
--------------------------------------------------------------------------------
Chase Manhattan             50,000     5.73         5/12/99         50,167
Bank
--------------------------------------------------------------------------------
Morgan Guaranty             50,000     5.55         2/02/99         50,019
Trust Company of
New York
--------------------------------------------------------------------------------
National City Bank,         25,000     5.265+       2/05/99         24,997
Indiana
--------------------------------------------------------------------------------
National City Bank,         50,000     5.542+       3/08/99         49,991
Ohio
--------------------------------------------------------------------------------
NationsBank N.A.            38,000     5.55         2/09/99         38,016
--------------------------------------------------------------------------------
Total Certificates of Deposit
(Cost--$212,958) .............................................     213,190
--------------------------------------------------------------------------------
Certificates of Deposit--European--1.7%
--------------------------------------------------------------------------------
Abbey National              72,000     5.25+       10/29/99         71,964
Treasury Services           72,000     5.249+      11/01/99         72,000
Plc, London
--------------------------------------------------------------------------------
Bank of Scotland            50,000     5.61        12/31/98         50,029
Treasury Services
Plc, London
--------------------------------------------------------------------------------
Bayerische                $ 50,000     5.25 %      12/31/98       $ 50,002
Vereinsbank AG,
London
--------------------------------------------------------------------------------
Total Certificates of Deposit--European
(Cost--$244,011) .............................................     243,995
--------------------------------------------------------------------------------
Certificates of Deposit--Yankee--6.6%
--------------------------------------------------------------------------------
ABN-AMRO Bank               25,000     5.645        3/22/99         25,036
N.V., Chicago
--------------------------------------------------------------------------------
Bank of Montreal,           20,000     5.69         6/15/99         20,088
Chicago                     20,000     5.07+        7/15/99         19,993
                            50,000     5.11+        7/22/99         49,979
--------------------------------------------------------------------------------
Barclays Bank               67,000     5.03+        6/01/99         66,965
Plc, NY                     50,000     5.24+        6/02/99         49,977
--------------------------------------------------------------------------------
Bayerische                  50,000     5.65         3/23/99         50,073
Hypotheken-und-             50,000     5.70         3/29/99         50,087
Wechsel Bank, NY
--------------------------------------------------------------------------------
Canadian Imperial           25,000     5.71         6/21/99         25,116
Bank of Commerce, NY
--------------------------------------------------------------------------------
Credit Suisse               55,000     5.205+      12/11/98         55,000
First Boston, NY            44,000     5.35+        5/12/99         44,000
--------------------------------------------------------------------------------
Deutsche Bank               50,000     5.645        3/22/99         50,071
AG, NY
--------------------------------------------------------------------------------
Norddeutsche                25,000     5.68         3/05/99         25,033
Landesbank
Girozentrale, NY
--------------------------------------------------------------------------------
Rabobank                   100,000     5.71         5/21/99        100,341
Nederland N.V., NY
--------------------------------------------------------------------------------
Royal Bank of               25,000     5.555        2/11/99         25,010
Canada, NY                  50,000     5.645        3/09/99         50,063
                            50,000     5.25+        8/06/99         49,973
--------------------------------------------------------------------------------
Toronto-Dominion            50,000     5.74         6/09/99         50,227
Bank, NY                   120,000     5.276+       8/13/99        119,930
--------------------------------------------------------------------------------
Total Certificates of Deposit--Yankee
(Cost--$925,679) .............................................     926,962
--------------------------------------------------------------------------------
Commercial Paper--43.6%
--------------------------------------------------------------------------------
Alpine Securitization       50,000     5.25        11/05/98         49,956
Corporation                100,000     5.40        11/06/98         99,895
--------------------------------------------------------------------------------
Amsterdam Funding           15,880     5.22        11/19/98         15,834
Corp.
--------------------------------------------------------------------------------
Apreco, Inc.                34,125     5.53        11/06/98         34,088
                            15,000     5.52        11/19/98         14,954
                            17,375     5.48        11/25/98         17,306
--------------------------------------------------------------------------------
Asset Securitization        74,935     5.35        11/12/98         74,790
Cooperative Corp.
--------------------------------------------------------------------------------

Merrill Lynch Retirement Reserves Money Fund                    October 31, 1998

SCHEDULE OF INVESTMENTS (continued)                               (in Thousands)

                             Face    Interest      Maturity         Value
Issue                       Amount     Rate*         Date         (Note 1a)
--------------------------------------------------------------------------------
Commercial Paper (continued)
--------------------------------------------------------------------------------
Atlantis One              $ 27,355     5.37 %      11/13/98       $ 27,298
Funding Corp.               20,000     5.47        12/11/98         19,875
                            50,000     5.47        12/14/98         49,666
--------------------------------------------------------------------------------
Avco Financial               9,706     5.49        12/23/98          9,632
Services Inc.               20,000     5.49        12/23/98         19,847
                            36,000     5.50        12/23/98         35,725
--------------------------------------------------------------------------------
Banco Bozano,               15,000     5.51        11/10/98         14,975
Simonsen S.A., Grand
Cayman Branch
--------------------------------------------------------------------------------
Banco de Galicia y           5,000     5.50         3/01/99          4,916
Buenos Aires S.A.           25,000     5.50         3/01/99         24,581
                            40,000     5.37         3/02/99         39,323
                            35,000     5.38         3/02/99         34,408
--------------------------------------------------------------------------------
Bankers Trust               25,000     5.48        12/18/98         24,811
New York                    19,278     5.49        12/18/98         19,132
Corporation
--------------------------------------------------------------------------------
Bear Stearns                25,000     5.44        12/04/98         24,870
Companies, Inc.             25,000     5.48        12/17/98         24,830
                            25,000     5.50        12/17/98         24,830
                            50,000     5.50        12/18/98         49,653
--------------------------------------------------------------------------------
Block Financial             24,796     5.65        11/02/98         24,784
Corp.
--------------------------------------------------------------------------------
COFCO Capital Corp.         10,000     5.21        11/23/98          9,965
                            15,000     5.18        12/17/98         14,896
--------------------------------------------------------------------------------
CSW Credit Inc.             16,700     5.28        12/03/98         16,617
--------------------------------------------------------------------------------
CXC Incorporated            25,000     5.52        11/02/98         24,988
                            50,000     5.52        11/13/98         49,892
                            50,000     5.10         2/02/99         49,336
                            50,000     5.10         2/03/99         49,329
                            20,000     5.35         2/25/99         19,670
--------------------------------------------------------------------------------
Cemex, S.A. de C.V.         20,000     5.45        12/07/98         19,887
--------------------------------------------------------------------------------
Centric Capital             25,000     5.52        11/02/98         24,988
Corp.
--------------------------------------------------------------------------------
China Merchants             30,000     5.45        12/04/98         29,844
(Cayman) Inc.
--------------------------------------------------------------------------------
Citicorp                    50,000     5.16        12/17/98         49,656
--------------------------------------------------------------------------------
Clipper Receivables         50,000     5.35        11/13/98         49,896
Corp.                       23,720     5.47        11/18/98         23,651
                            20,000     5.28        12/11/98         19,877
--------------------------------------------------------------------------------
Concord Minutemen           34,669     5.40        11/18/98         34,570
Capital Co. LLC             30,000     5.26         1/22/99         29,636
                            60,000     5.30         1/26/99         59,237
--------------------------------------------------------------------------------
Corporate Asset             50,000     5.52        11/03/98         49,969
Funding Co. Inc.            55,000     5.20        11/17/98         54,857
                            50,000     5.15        12/03/98         49,757
--------------------------------------------------------------------------------
Daimler-Benz                30,000     5.49        12/18/98         29,792
North America Corp.
--------------------------------------------------------------------------------
Delaware Funding            74,000     5.35        11/17/98         73,802
Corp.                       14,137     5.35        11/19/98         14,095
--------------------------------------------------------------------------------
Diageo Capital Plc          50,000     5.49        12/22/98         49,625
--------------------------------------------------------------------------------
Edison Asset                28,078     5.43        12/11/98         27,903
Securitization, LLC        100,000     5.27         1/26/99         98,729
--------------------------------------------------------------------------------
Eureka                      40,000     5.51        11/04/98         39,969
Securitization Inc.
--------------------------------------------------------------------------------
Falcon Asset                14,765     5.22        12/01/98         14,696
Securitization Corp.
--------------------------------------------------------------------------------
Finova Capital Corp.        20,000     5.52        11/20/98         19,936
                            21,400     5.50         1/21/99         21,143
                            11,600     5.51         2/04/99         11,443
                             5,000     5.48         2/26/99          4,917
--------------------------------------------------------------------------------
First Data                  50,000     5.32         2/09/99         49,287
Corporation                 17,500     5.35         3/09/99         17,187
--------------------------------------------------------------------------------
General Electric            50,000     5.48        12/21/98         49,632
Capital Corp.              100,000     5.47         2/08/99         98,589
                           100,000     5.47         2/09/99         98,575
                            50,000     5.47         2/19/99         49,218
                            42,000     5.47         2/23/99         41,319
--------------------------------------------------------------------------------
General Motors              65,000     5.51        11/16/98         64,831
Acceptance Corp.            50,000     5.52        11/19/98         49,847
                            50,000     5.50        12/28/98         49,582
                            50,000     5.50        12/29/98         49,575
                            50,000     5.50        12/30/98         49,559
                            50,000     5.50        12/31/98         49,552
--------------------------------------------------------------------------------
Greenwich Funding           84,263     5.40        11/06/98         84,175
Corp.                       15,528     5.38        11/12/98         15,498
                            18,538     5.25        11/13/98         18,500
--------------------------------------------------------------------------------
Greyhawk Capital            35,000     5.37        11/12/98         34,932
Corp.                       55,000     5.22        11/23/98         54,809
--------------------------------------------------------------------------------
International                1,912     5.40        11/05/98          1,910
Securitization Corp.        33,235     5.52        11/05/98         33,204
                           103,775     5.45        11/18/98        103,476
                            22,550     5.35        11/19/98         22,483
                            38,528     5.22        12/10/98         38,299
--------------------------------------------------------------------------------
Knight-Ridder, Inc.         10,000     5.57        12/10/98          9,939
                            25,000     5.45        12/18/98         24,826
--------------------------------------------------------------------------------
Lehman Brothers             50,000     5.54        12/21/98         49,596
Holdings Inc.              100,000     5.54        12/21/98         99,191
                            50,000     5.51         2/17/99         49,067
--------------------------------------------------------------------------------
Lexington Parker            40,000     5.52        11/13/98         39,914
Capital Company,            53,008     5.52        11/20/98         52,838
LLC                         60,000     5.46        12/04/98         59,689
                           143,205     5.46        12/09/98        142,355
--------------------------------------------------------------------------------

Merrill Lynch Retirement Reserves Money Fund                    October 31, 1998

SCHEDULE OF INVESTMENTS (continued)                               (in Thousands)

                             Face    Interest      Maturity         Value
Issue                       Amount     Rate*         Date         (Note 1a)
--------------------------------------------------------------------------------
Commercial Paper (continued)
--------------------------------------------------------------------------------
Monsanto Company          $ 16,080     5.50 %      12/14/98       $ 15,973
                            25,000     5.48        12/29/98         24,788
                            40,000     5.48        12/29/98         39,660
--------------------------------------------------------------------------------
Mont Blanc                  52,000     5.52        11/05/98         51,952
Capital Corp.               20,000     5.52        11/09/98         19,969
                             8,737     5.48        11/10/98          8,722
                            15,000     5.40        11/16/98         14,962
                            15,000     5.51        11/16/98         14,961
                            36,320     5.47        11/25/98         36,175
                            22,199     5.52        11/27/98         22,104
                            25,069     5.47        12/03/98         24,943
--------------------------------------------------------------------------------
Monte Rosa                  46,798     5.52        11/16/98         46,676
Capital Corp.               13,517     5.48        11/19/98         13,476
                            65,000     5.48        11/20/98         64,791
                            85,000     5.52        11/20/98         84,727
                            15,000     5.40        11/25/98         14,942
                            44,000     5.17        12/04/98         43,779
                            16,747     5.17        12/07/98         16,656
                            42,662     5.17        12/11/98         42,405
--------------------------------------------------------------------------------
Morgan Stanley,             45,000     5.187+      12/24/98         45,000
Dean Witter & Co.           17,000     5.366+       2/08/99         17,000
--------------------------------------------------------------------------------
New Center                  50,000     5.50        12/15/98         49,659
Asset Trust
--------------------------------------------------------------------------------
ORIX America, Inc.          31,382     5.20        11/02/98         31,368
--------------------------------------------------------------------------------
Old Line Funding             8,000     5.40        11/06/98          7,992
Corp.                       50,000     5.52        11/06/98         49,946
                            41,596     5.23        11/17/98         41,487
                            20,000     5.25        12/02/98         19,904
                            20,505     5.30        12/08/98         20,387
                            35,000     5.36        12/16/98         34,767
                            12,979     5.25        12/23/98         12,877
--------------------------------------------------------------------------------
Park Avenue                 23,137     5.30        11/02/98         23,127
Receivables Corp.           37,462     5.52        11/16/98         37,365
                            13,495     5.25        11/20/98         13,454
                            19,582     5.22        11/24/98         19,511
                            56,324     5.20        12/10/98         55,990
--------------------------------------------------------------------------------
Preferred                   92,915     5.47        11/09/98         92,774
Receivables                 13,935     5.52        11/25/98         13,880
Funding Corp.
--------------------------------------------------------------------------------
Repeat Offering              9,153     5.24        11/05/98          9,145
Securitization               8,094     5.38        11/09/98          8,082
Entity Funding Inc.         55,172     5.30        11/17/98         55,026
--------------------------------------------------------------------------------
Republic Industries        100,000     5.23        11/24/98         99,637
Funding Corp.               25,000     5.25        11/30/98         24,887
--------------------------------------------------------------------------------
Rio Tinto America           27,000     5.50        12/04/98         26,860
Inc.                        47,000     5.08         2/05/99         46,356
--------------------------------------------------------------------------------
Salomon,                    75,000     5.48        12/11/98         74,533
Smith Barney
Holdings, Inc.
--------------------------------------------------------------------------------
Sears Roebuck               25,000     5.41        12/10/98         24,848
Acceptance Corp.
--------------------------------------------------------------------------------
Sinochem American           17,300     5.47        11/12/98         17,266
C.P. Inc.                   11,600     5.47        12/02/98         11,543
--------------------------------------------------------------------------------
Sunkyong America            13,400     5.42        12/09/98         13,320
Inc.
--------------------------------------------------------------------------------
Thames Asset Global         26,000     5.47        11/16/98         25,932
Securitization Inc.          9,166     5.52        11/16/98          9,142
                            10,000     5.47        12/04/98          9,948
                            82,446     5.47        12/04/98         82,018
                            50,000     5.47        12/08/98         49,711
--------------------------------------------------------------------------------
Toyota Motor                50,000     5.15         2/05/99         49,315
Credit Co.                  50,000     4.99         2/12/99         49,266
--------------------------------------------------------------------------------
Variable Funding            50,000     5.20        11/04/98         49,964
Capital Corp.              127,844     5.40        11/10/98        127,633
--------------------------------------------------------------------------------
WCP Funding Inc.            15,950     5.47        11/20/98         15,899
                            25,000     5.47        11/24/98         24,904
                             9,050     5.17        12/02/98          9,007
                            50,000     5.18        12/02/98         49,763
--------------------------------------------------------------------------------
Windmill Funding            15,710     5.72        11/02/98         15,703
Corp.                       11,425     5.37        11/06/98         11,413
                            24,335     5.51        11/10/98         24,294
                            24,901     5.45        11/13/98         24,848
                            62,771     5.36        11/20/98         62,575
                            28,000     5.25        12/01/98         27,869
                            41,000     5.25        12/01/98         40,809
                            32,015     5.25        12/03/98         31,856
                            46,285     5.24        12/22/98         45,928
                            12,602     5.24        12/30/98         12,491
                            70,000     5.30         1/22/99         69,151
--------------------------------------------------------------------------------
Total Commercial Paper (Cost--$6,085,999) ....................   6,087,092
--------------------------------------------------------------------------------
Corporate Notes--12.9%
--------------------------------------------------------------------------------
Abbey National              50,000     5.04+        7/20/99         49,971
Treasury Services           22,000     5.069+       7/20/99         21,956
Plc                        150,000     5.27+        8/17/99        149,906
                            75,000     5.538+       8/17/99         74,850
--------------------------------------------------------------------------------
CIT Group Holdings,         46,500     5.14+        1/12/99         46,495
Inc. (The)                  10,000     5.473+       1/15/99         10,004
                            29,600     5.375        1/25/99         29,593
                            29,500     5.07+        3/22/99         29,494
                            50,000     5.05+        5/24/99         49,981
                            50,000     5.04+        6/28/99         49,974
--------------------------------------------------------------------------------
Chase Manhattan             67,000     5.41+        3/25/99         66,997
Corp.
--------------------------------------------------------------------------------

Merrill Lynch Retirement Reserves Money Fund                    October 31, 1998

SCHEDULE OF INVESTMENTS (continued)                               (in Thousands)

                             Face    Interest      Maturity         Value
Issue                       Amount     Rate*         Date         (Note 1a)
--------------------------------------------------------------------------------
Corporate Notes (continued)
--------------------------------------------------------------------------------
Credit Suisse             $ 50,000     5.35+ %      4/06/99       $ 50,000
First Boston Inc.           50,000     5.35+        4/09/99         50,000
                            15,000     5.35+        4/20/99         15,000
--------------------------------------------------------------------------------
Ford Credit Auto               723     5.545        2/16/99            723
Owner Trust,
Series 1998-A
--------------------------------------------------------------------------------
Ford Credit Auto            20,000     5.67         6/15/99         20,000
Owner Trust,
Series 1998-C
--------------------------------------------------------------------------------
Ford Motor Credit           25,000     5.21+        1/08/99         25,000
Company
--------------------------------------------------------------------------------
General Electric            38,000     5.07+        6/03/99         37,989
Capital Corp.               20,000     5.464+       6/03/99         19,985
                            30,000     5.594+       9/03/99         29,994
--------------------------------------------------------------------------------
General Motors              23,000     5.634+       6/04/99         23,013
Acceptance Corp.            38,000     5.598+       8/26/99         37,943
                            33,000     5.718+       2/27/01         32,987
--------------------------------------------------------------------------------
Goldman Sachs              123,000     5.438+       3/26/99        122,974
Group, L.P.                 27,000     5.348+      11/12/99         26,987
--------------------------------------------------------------------------------
Household Finance           35,000     5.638+       9/13/99         34,937
Corp.
--------------------------------------------------------------------------------
IBM Credit Corp.           100,000     5.66         3/03/99        100,060
--------------------------------------------------------------------------------
J.P. Morgan & Co.           50,000     5.08+        2/24/99         49,994
--------------------------------------------------------------------------------
LINCS Series 1998-2         50,000     5.58+        2/12/99         50,000
--------------------------------------------------------------------------------
Liberty Lighthouse         140,000     5.30+       10/08/99        139,748
US Capital Co. LLC
--------------------------------------------------------------------------------
Morgan Stanley,             20,900     5.298+       1/15/99         20,900
Dean Witter & Co.
--------------------------------------------------------------------------------
National Rural              74,000     5.608+       9/21/99         73,926
Utilities Cooperative
Finance Corp.
--------------------------------------------------------------------------------
PepsiCo, Inc.              100,000     5.498+       8/19/99         99,830
--------------------------------------------------------------------------------
Premier Auto Trust,         14,719     5.62         2/08/99         14,719
Series 1998-3
--------------------------------------------------------------------------------
Restructured Asset          53,500     5.398+       8/13/99         53,500
Securities with
Enhanced Returns,
Series 1998-MM-7-1
Trust
--------------------------------------------------------------------------------
U.S. BanCorp                49,000     5.093+       6/22/99         48,978
                            10,000     5.452+       7/21/99          9,994
--------------------------------------------------------------------------------
Xerox Capital               30,000     5.578+       8/20/99         29,961
(Europe) Plc
--------------------------------------------------------------------------------
Total Corporate Notes (Cost--$1,798,974) .....................   1,798,363
--------------------------------------------------------------------------------
Funding Agreements--0.7%
--------------------------------------------------------------------------------
Jackson National            50,000     5.364+       5/03/99         50,000
Life Insurance Co.
--------------------------------------------------------------------------------
John Hancock                22,000     5.384+       7/30/99         22,000
Mutual Life
Insurance Co.
--------------------------------------------------------------------------------
Travelers Insurance         20,000     5.374+       2/01/99         20,000
Company
--------------------------------------------------------------------------------
Total Funding Agreements (Cost--$92,000) .....................      92,000
--------------------------------------------------------------------------------
Master Notes--1.1%
--------------------------------------------------------------------------------
Goldman Sachs              125,000     5.344+       1/20/99        125,000
Group, L.P.                 34,000     5.344+       2/22/99         34,000
--------------------------------------------------------------------------------
Total Master Notes (Cost--$159,000) ..........................     159,000
--------------------------------------------------------------------------------
US Government, Agency & Instrumentality Obligations--
Discount--12.9%
--------------------------------------------------------------------------------
Federal Farm               113,000     4.65         5/03/99        110,281
Credit Banks                12,250     6.36         7/26/99         12,384
                            25,000     5.10         8/31/99         24,028
                            46,000     4.72         9/13/99         44,172
                             8,000     4.68         9/30/99          7,665
--------------------------------------------------------------------------------
Federal Home                50,000     4.77         4/14/99         48,891
Loan Bank                   20,000     5.25         5/21/99         19,463
--------------------------------------------------------------------------------
Federal Home                53,685     5.17         2/03/99         52,983
Loan Mortgage              100,000     5.18         2/05/99         98,666
Corporation                 11,000     5.18         2/12/99         10,843
                            16,000     5.18         2/16/99         15,763
                            15,000     5.18         2/22/99         14,765
                            16,000     5.18         2/23/99         15,747
                            74,000     5.15         2/24/99         72,821
                            40,000     4.90         3/01/99         39,341
                           100,000     4.85         3/05/99         98,299
                            50,000     4.85         3/26/99         49,008
                            35,000     4.93         3/26/99         34,305
                            27,000     4.65         7/08/99         26,130
--------------------------------------------------------------------------------
Federal National            41,045     5.18         2/18/99         40,425
Mortgage                    50,000     4.90         3/01/99         49,176
Association                 20,000     4.85         3/02/99         19,668
--------------------------------------------------------------------------------

Merrill Lynch Retirement Reserves Money Fund                    October 31, 1998

SCHEDULE OF INVESTMENTS (continued)                               (in Thousands)

                             Face    Interest      Maturity         Value
Issue                       Amount     Rate*         Date         (Note 1a)
--------------------------------------------------------------------------------
US Government, Agency & Instrumentality Obligations--
Discount (concluded)
--------------------------------------------------------------------------------
Federal National          $ 80,000     4.90 %       3/02/99       $ 78,672
Mortgage                    95,550     4.87         3/05/99         93,925
Association                 50,000     5.04         3/26/99         49,008
(concluded)                 25,000     5.18         4/05/99         24,476
                            15,000     5.26         6/01/99         14,580
                            47,000     5.26         6/04/99         45,666
                           125,000     4.63         6/15/99        121,271
                            80,000     4.82         6/25/99         77,509
                             8,195     5.05         8/20/99          7,888
                             5,000     5.13         8/20/99          4,812
                            70,000     5.15         8/20/99         67,376
                            75,000     5.05         8/24/99         72,150
--------------------------------------------------------------------------------
US Treasury Bills            2,400     3.69         4/22/99          2,352
                            65,000     3.865        4/22/99         63,692
                            50,000     3.87         4/22/99         48,993
                            25,000     3.82        10/14/99         24,031
                            25,000     3.96        10/14/99         24,031
                            25,000     4.00        10/14/99         24,030
                            50,000     4.065       10/14/99         48,061
--------------------------------------------------------------------------------
Total US Government, Agency & Instrumentality
Obligations--Discount (Cost--$1,796,118) .....................   1,797,347
--------------------------------------------------------------------------------
US Government, Agency & Instrumentality Obligations--
Non-Discount--12.0%
--------------------------------------------------------------------------------
Federal Home                10,000     5.45         2/19/99         10,009
Loan Bank                  100,000     4.605+       3/26/99         99,980
                            15,000     5.718        5/06/99         15,058
                            10,000     6.60         6/21/99         10,105
                            20,000     6.08         6/30/99         20,153
                            65,000     4.70+        9/02/99         64,973
                            15,000     5.875        8/18/00         15,005
                            50,000     5.835        8/24/00         50,016
                            56,800     5.563        9/18/00         56,832
                            20,000     5.48         9/29/00         20,009
                            51,500     5.551        9/29/00         51,524
--------------------------------------------------------------------------------
Federal Home                25,000     7.125+       7/21/99         25,401
Loan Mortgage               20,000     5.975       11/24/99         20,008
Corporation
--------------------------------------------------------------------------------
Federal National            75,000     4.421+      11/03/98         74,999
Mortgage                    22,150     5.351+      12/14/98         22,148
Association                 50,000     4.56+        1/21/99         49,994
                            35,000     5.33         2/12/99         35,017
                           100,000     4.56+        3/03/99         99,985
                            60,000     4.304+       7/14/99         59,929
                           100,000     4.57+        7/15/99         99,965
                           100,000     4.346+       7/30/99         99,938
                            50,000     4.635+       8/19/99         49,970
                            75,000     5.08         9/24/99         75,194
                            78,000     4.67+       10/27/99         77,964
                            20,000     5.75         3/09/00         20,038
                            50,620     4.89        10/13/00         50,569
--------------------------------------------------------------------------------
Student Loan               100,000     4.42+       11/06/98         99,999
Marketing                   42,000     4.64+       11/25/98         41,999
Association                 51,425     5.80        12/18/98         51,469
                            60,000     5.40         2/10/99         60,040
                            21,900     6.00        12/16/99         21,921
                            50,000     4.57+        1/12/00         49,989
                            46,000     4.615+       2/04/00         45,986
--------------------------------------------------------------------------------
US Treasury Notes           25,000     7.125        9/30/99         25,609
                            10,000     5.125        8/31/00         10,163
--------------------------------------------------------------------------------
Total US Government, Agency & Instrumentality
Obligations--Non-Discount (Cost--$1,680,911) .................   1,681,958
--------------------------------------------------------------------------------
Total Investments (Cost--$14,071,100)--100.7% ................  14,075,489

Liabilities in Excess of Other Assets--(0.7%) ................    (101,383)
                                                               -----------

Net Assets--100.0% ........................................... $13,974,106
                                                               ===========
--------------------------------------------------------------------------------
* Commercial Paper and certain US Government, Agency & Instrumentality Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity. Interest rates on variable rate securities are adjusted periodically based upon appropriate indexes; the interest rates shown are the rates in effect at October 31, 1998.
+     Floating Rate Notes.

      See Notes to Financial Statements.

Merrill Lynch Retirement Reserves Money Fund                    October 31, 1998

FINANCIAL INFORMATION

Statement of Assets and Liabilities as of October 31, 1998

Assets:              Investments, at value (identified cost--$14,071,100,127*) (Note 1a) ...                    $14,075,488,619
                     Cash...................................................................                             48,747
                     Receivables:
                       Securities sold......................................................    $ 176,716,783
                       Interest.............................................................       62,786,480
                       Beneficial interest sold.............................................          207,041       239,710,304
                                                                                                -------------
                     Prepaid registration fees and other assets (Note 1e)...................                            582,101
                                                                                                                ---------------
                     Total assets...........................................................                     14,315,829,771
                                                                                                                ---------------
-------------------------------------------------------------------------------------------------------------------------------
Liabilities:         Payables:
                       Securities purchased.................................................      182,343,558
                       Beneficial interest redeemed.........................................      151,388,655
                       Investment adviser (Note 2)..........................................        4,012,708
                       Dividends to shareholders (Note 1f)..................................            5,460
                       Distributor (Note 2).................................................            2,493       337,752,874
                                                                                                -------------
                     Accrued expenses and other liabilities.................................                          3,970,634
                                                                                                                ---------------
                     Total liabilities......................................................                        341,723,508
                                                                                                                ---------------
-------------------------------------------------------------------------------------------------------------------------------
Net Assets:          Net assets.............................................................                    $13,974,106,263
                                                                                                                ===============
-------------------------------------------------------------------------------------------------------------------------------
Net Assets           Class I shares of beneficial interest, $0.10 par value,
Consist of:          unlimited number of shares authorized..................................                    $ 1,391,331,793
                     Class II shares of beneficial interest, $0.10 par value,
                     unlimited number of shares authorized..................................                          5,639,985
                     Paid-in capital in excess of par.......................................                     12,572,745,993
                     Unrealized appreciation on investments--net............................                          4,388,492
                                                                                                                ---------------
                     Net assets.............................................................                    $13,974,106,263
                                                                                                                ===============
-------------------------------------------------------------------------------------------------------------------------------
Net Asset            Class I--Based on net assets of $13,917,721,375 and
Value:               13,913,317,927 shares outstanding......................................                             $ 1.00
                                                                                                                ===============
                     Class II--Based on net assets of $56,384,888 and
                     56,399,845 shares outstanding..........................................                             $ 1.00
                                                                                                                ===============
-------------------------------------------------------------------------------------------------------------------------------

      * As of October 31, 1998, net unrealized appreciation for Federal income tax purposes amounted to $4,197,534, of which $5,558,653 related to appreciated securities and $1,361,119 related to depreciated securities. The aggregate cost of investments at October 31, 1998 for Federal income tax purposes was $14,071,291,085.

            See Notes to Financial Statements.

Merrill Lynch Retirement Reserves Money Fund                    October 31, 1998

Statement of Operations

                                                                                                             For the Year Ended
                                                                                                               October 31, 1998
-------------------------------------------------------------------------------------------------------------------------------
Investment Income    Interest and amortization of premium and discount earned....                                $  680,666,770
(Note 1d):
-------------------------------------------------------------------------------------------------------------------------------
Expenses:            Investment advisory fees (Note 2)...........................             $ 43,135,917
                     Transfer agent fees--Class I (Note 2).......................               16,155,131
                     Registration fees (Note 1e).................................                1,370,936
                     Printing and shareholder reports............................                  852,973
                     Accounting services (Note 2)................................                  499,482
                     Custodian fees..............................................                  337,806
                     Professional fees...........................................                  119,935
                     Trustees' fees and expenses.................................                   79,449
                     Interest expense............................................                    9,669
                     Transfer agent fees--Class II (Note 2)*.....................                    3,348
                     Distribution fees--Class II (Note 2)*.......................                    2,493
                     Other.......................................................                2,682,461
                                                                                              ------------
                     Total expenses..............................................                                    65,249,600
                                                                                                                 --------------
                     Investment income--net......................................                                   615,417,170
                                                                                                                 --------------
-------------------------------------------------------------------------------------------------------------------------------
Realized & Unreal-   Realized gain on investments--net...........................                                     1,292,223
ized Gain on         Change in unrealized appreciation on investments--net.......                                     3,920,495
Investments--Net                                                                                                 --------------
(Note 1d):           Net Increase in Net Assets Resulting from Operations........                                $  620,629,888
                                                                                                                 ==============
-------------------------------------------------------------------------------------------------------------------------------

      *     Class II Shares commenced operations on October 5, 1998.

            See Notes to Financial Statements.

Merrill Lynch Retirement Reserves Money Fund                    October 31, 1998

Statements of Changes in Net Assets

                                                                                                             For the
                                                                                                            Year Ended
                                                                                                            October 31,
                                                                                                 ------------------------------
Increase (Decrease) in Net Assets:                                                                    1998             1997
-------------------------------------------------------------------------------------------------------------------------------
Operations:          Investment income--net......................................                $ 615,417,170    $ 536,352,386
                     Realized gain on investments--net...........................                    1,292,223          581,438
                     Change in unrealized appreciation on investments--net.......                    3,920,495         (368,533)
                                                                                               ---------------  ---------------
                     Net increase in net assets resulting from operations........                  620,629,888      536,565,291
                                                                                               ---------------  ---------------
-------------------------------------------------------------------------------------------------------------------------------
Dividends &          Investment income--net:
Distributions to       Class I...................................................                 (615,358,911)    (536,352,386)
Shareholders           Class II*.................................................                      (58,259)              --
(Note 1f):           Realized gain on investments--net:
                       Class I...................................................                   (1,292,074)        (581,438)
                       Class II*.................................................                         (149)              --
                                                                                               ---------------  ---------------
                     Net decrease in net assets resulting from dividends and
                     distributions to shareholders...............................                 (616,709,393)    (536,933,824)
                                                                                               ---------------  ---------------
-------------------------------------------------------------------------------------------------------------------------------
Beneficial Interest  Net increase in net assets derived from beneficial
Transactions         interest transactions.......................................                3,279,840,626    1,350,484,603
(Note 3):                                                                                      ---------------  ---------------
-------------------------------------------------------------------------------------------------------------------------------
Net Assets:          Total increase in net assets................................                3,283,761,121    1,350,116,070
                     Beginning of year...........................................               10,690,345,142    9,340,229,072
                                                                                               ---------------  ---------------
                     End of year.................................................              $13,974,106,263  $10,690,345,142
                                                                                               ===============  ===============
-------------------------------------------------------------------------------------------------------------------------------

      *     Class II Shares commenced operations on October 5, 1998.

            See Notes to Financial Statements.

Merrill Lynch Retirement Reserves Money Fund                    October 31, 1998

Financial Highlights

                                                                                                 Class I
The following per share data and ratios have been derived          ----------------------------------------------------------------
from information provided in the financial statements.                                 For the Year Ended October 31,
                                                                   ----------------------------------------------------------------
Increase (Decrease) in Net Asset Value:                                1998          1997         1996         1995         1994
-----------------------------------------------------------------------------------------------------------------------------------
Per Share            Net asset value, beginning of year.......     $      1.00   $      1.00   $     1.00   $     1.00   $     1.00
                                                                   -----------   -----------   ----------   ----------   ----------
Operating            Investment income--net....................          .0517         .0512        .0509        .0540        .0345
Performance:         Realized and unrealized gain (loss) on
                     investments--net .........................          .0004         .0001       (.0002)       .0015       (.0011)
                                                                   -----------   -----------   ----------   ----------   ----------
                     Total from investment operations..........          .0521         .0513        .0507        .0555        .0334
                                                                   -----------   -----------   ----------   ----------   ----------
                     Less dividends and distributions:
                       Investment income--net..................         (.0517)       (.0512)      (.0509)      (.0540)      (.0345)
                       Realized gain on investments--net.......         (.0001)       (.0001)      (.0001)      (.0002)          --+
                                                                   -----------   -----------   ----------   ----------   ----------
                     Total dividends and distributions.........         (.0518)       (.0513)      (.0510)      (.0542)      (.0345)
                                                                   -----------   -----------   ----------   ----------   ----------
                     Net asset value, end of year..............    $      1.00   $      1.00   $     1.00   $     1.00   $     1.00
                                                                   ===========   ===========   ==========   ==========   ==========
                     Total investment return...................           5.31%         5.35%        5.19%        5.55%        3.47%
                                                                   ===========   ===========   ==========   ==========   ==========
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average    Expenses..................................            .55%          .54%         .56%         .59%         .59%
Net Assets:                                                        ===========   ===========   ==========   ==========   ==========
                     Investment income and realized gain
                     on investments--net.......................           5.19%         5.13%        5.07%        5.43%        3.44%
                                                                   ===========   ===========   ==========   ==========   ==========
-----------------------------------------------------------------------------------------------------------------------------------
Supplemental         Net assets, end of year (in thousands)...     $13,917,721   $10,690,345   $9,340,229   $8,648,907   $7,403,684
Data:                                                              ===========   ===========   ==========   ==========   ==========
-----------------------------------------------------------------------------------------------------------------------------------

      +     Amount is less than $.0001 per share.

            See Notes to Financial Statements.

Merrill Lynch Retirement Reserves Money Fund                    October 31, 1998

FINANCIAL INFORMATION (concluded)

Financial Highlights (concluded)

                                                                                                                         Class II
                                                                                                                       ------------
                                                                                                                          For the
                                                                                                                          Period
The following per share data and ratios have been derived                                                              Oct. 5, 1998+
from information provided in the financial statements.                                                                  to Oct. 31,
                                                                                                                           1998
Increase (Decrease) in Net Asset Value:
----------------------------------------------------------------------------------------------------------------------------------
Per Share               Net asset value, beginning of period..........................................................  $     1.00
Operating                                                                                                               ----------
Performance:            Investment income--net.........................................................................      .0037
                        Realized and unrealized gain on investments--net...............................................      .0010
                                                                                                                        ----------
                        Total from investment operations..............................................................       .0047
                                                                                                                        ----------
                        Less dividends and distributions:
                          Investment income--net.......................................................................     (.0037)
                          Realized gain on investments--net............................................................         --++
                                                                                                                        ----------
                        Total dividends and distributions.............................................................      (.0037)
                                                                                                                        ----------
                        Net asset value, end of period................................................................  $     1.00
                                                                                                                        ==========
                        Total investment return.......................................................................        5.16%*
                                                                                                                        ==========
----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average       Expenses......................................................................................         .72%*
Net Assets:                                                                                                             ==========
                        Investment income and realized gain on investments--net........................................       4.69%*
                                                                                                                        ==========
----------------------------------------------------------------------------------------------------------------------------------
Supplemental            Net assets, end of period (in thousands)......................................................  $   56,385
Data:                                                                                                                   ==========
----------------------------------------------------------------------------------------------------------------------------------

     +     Commencement of operations.
     ++    Amount is less than $.0001 per share.
     *     Annualized.

           See Notes to Financial Statements.

Merrill Lynch Retirement Reserves Money Fund                    October 31, 1998

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Merrill Lynch Retirement Reserves Money Fund (the "Fund") is a separate Fund offering a separate class of shares of Merrill Lynch Retirement Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company which will comprise a series of separate portfolios offering a separate class of shares to participants in the retirement plans for which Merrill Lynch, Pierce, Fenner & Smith Inc. ("MLPF&S") acts as passive custodian. Effective April 27, 1998, the Fund's existing class of shares was designated Class I Shares and on October 2, 1998, the Fund began offering Class II Shares. Both classes of shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class and Class II Shares bear certain expenses related to the distribution of such shares. At the present time, the Fund is the only series offered. The following is a summary of significant accounting polices consistently followed by the Fund.

(a) Valuation of investments--Portfolio securities with remaining maturities of greater than sixty days are valued at the most recent bid price or yield equivalent as obtained from dealers that make markets in such securities. As securities transition from sixty-one to sixty days to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity. Securities maturing sixty days or less from their date of acquisition are valued at amortized cost, which approximates market value. For the purposes of valuation, the maturity of variable rate security is deemed to be the next coupon date on which the interest rate is to be adjusted. Other investments for which market quotations are not readily available are valued at their fair value as determined in good faith by or under the direction of the Fund's Board of Trustees.

(b) Repurchase agreements--The Fund invests in US Government and Agency securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The Fund takes possession of the underlying securities, marks to market such securities and, if necessary, receives additional securities daily to ensure that the contract is fully collateralized.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its share holders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income (including amortization of premium and discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(e) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(f) Dividends and distributions to shareholders--The Fund declares dividends daily and reinvests daily such dividends in additional fund shares at net asset value. Dividends and distributions are declared from the total of net investment income and net realized gains or losses on investments.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has entered into a Distribution Agreement and Distribution Plan with Merrill Lynch Funds Distributor ("MLFD" or "Distributor"), a division of Princeton Funds Distributor, Inc. ("PFD"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

MLAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets at the

Merrill Lynch Retirement Reserves Money Fund                    October 31, 1998

NOTES TO FINANCIAL STATEMENTS (concluded)

following annual rates: 0.50% of the Fund's average daily net assets not exceeding $1 billion; 0.45% of average daily net assets in excess of $1 billion but not exceeding $2 billion; 0.40% of average daily net assets in excess of $2 billion but not exceeding $3 billion; 0.375% of average daily net assets in excess of $3 billion but not exceeding $4 billion; 0.35% of average daily net assets in excess of $4 billion but not exceeding $7 billion; 0.325% of average daily net assets in excess of $7 billion but not exceeding $10 billion; and 0.30% of average daily net assets in excess of $10 billion.

Pursuant to the Distribution Plan adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor an ongoing distribution fee accrued daily and paid monthly at the annual rate of 0.20% of the Fund's average daily net assets attributable to Class II Shares. This fee is used to help defray the expenses associated with marketing activities and services related to Class II Shares.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by MLAM at cost.

Certain officers and/or trustees of the Trust are officers and/or directors of MLAM, PFD, FDS, PSI, and/or ML & Co.

3. Shares of Beneficial Interest:

Net increase in net assets derived from beneficial interest transactions was $3,279,840,626 and 1,350,484,603 for the years ended October 31, 1998 and
October 31, 1997, respectively.

Transactions in shares of beneficial interest for each class were as follows:

--------------------------------------------------------------------------------
Class I Shares for the Year                                      Dollar
Ended October 31, 1998                     Shares                Amount
--------------------------------------------------------------------------------
Shares sold .......................    42,739,661,096      $ 42,739,661,096
Shares issued to share-
holders in reinvestment
of dividends and
distributions .....................       616,611,073           616,611,073
                                      ---------------      ----------------
Total issued ......................    43,356,272,169        43,356,272,169
Shares redeemed ...................   (40,132,831,388)      (40,132,831,388)
                                      ---------------      ----------------
Net increase ......................     3,223,440,781      $  3,223,440,781
                                      ===============      ================
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class I Shares for the Year                                      Dollar
Ended October 31, 1997                     Shares                Amount
--------------------------------------------------------------------------------
Shares sold .......................    35,790,703,282      $ 35,790,703,282
Shares issued to share-
holders in reinvestment
of dividends ......................       536,932,268           536,932,268
                                      ---------------      ----------------
Total issued ......................    36,327,635,550        36,327,635,550
Shares redeemed ...................   (34,977,150,947)      (34,977,150,947)
                                      ---------------      ----------------
Net increase ......................     1,350,484,603      $  1,350,484,603
                                      ===============      ================
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class II Shares for the
Period October 5, 1998+                                          Dollar
to October 31, 1998                        Shares                Amount
--------------------------------------------------------------------------------
Shares sold .......................        85,369,645      $     85,369,645
Shares issued to share-
holders in reinvestment
of dividends and
distributions .....................            58,435                58,435
                                      ---------------      ----------------
Total issued ......................        85,428,080            85,428,080
Shares redeemed ...................       (29,028,235)          (29,028,235)
                                      ---------------      ----------------
Net increase ......................        56,399,845      $     56,399,845
                                      ===============      ================
--------------------------------------------------------------------------------
+ Prior to October 5, 1998 (commencement of operations), the Fund issued
  10,000 shares to MLAM for $10,000.

Merrill Lynch Retirement Reserves Money Fund                    October 31, 1998

INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Shareholders, Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust as of October 31, 1998, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at October 31, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust as of October 31, 1998, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.


Deloitte & Touche LLP
Princeton, New Jersey
December 10, 1998

IMPORTANT TAX INFORMATION (unaudited)

Merrill Lynch Retirement Reserves Money Fund did not distribute long-term capital gains during the year.

Please retain this information for your records.

Officers and Trustees

Arthur Zeikel, President and Trustee
Joe Grills, Trustee
Walter Mintz, Trustee
Robert S. Salomon Jr., Trustee
Melvin R. Seiden, Trustee
Stephen B. Swensrud, Trustee
Terry K. Glenn, Executive Vice President
Kevin J. McKenna, Senior Vice President
Joseph T. Monagle Jr., Senior Vice President
Donald C. Burke, Vice President
John Ng, Vice President
Gerald M. Richard, Treasurer
Barbara G. Fraser, Secretary

Custodian

The Bank of New York
90 Washington Street
New York, NY 10286

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 221-7210

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other Government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Statements and other information herein are as dated and are subject to change.

Merrill Lynch
Retirement Reserves
Money Fund
Box 9011
Princeton, New Jersey
08543-9011                                                         #10262--10/98

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